Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Schedule of Deferred Tax Assets and Liabilities

The deferred tax assets, including a valuation allowance, are as follows at December 31:

	December 31,
	2014	2013
Deferred tax assets – NOL	$6,600,000	$3,480,000
Depreciation and amortization	(600,000)	-
Valuation allowance	(6,000,000)	(3,480,000)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the statutory rate and the effective tax rate is as follows at December 31, 2014 and 2013:

Federal and state statutory tax rate	40%
Permanent difference and valuation allowance	(40)%
Effective tax rate	0%